Share-Based Compensation - Schedule of Non-Vested Share Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant-Date Fair Value, Non-vested beginning balance	$ 6.45
RSUs, Granted		648,510
Weighted Average Grant-Date Fair Value, Granted	4.84	$ 9.49
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	6.42
Weighted Average Grant-Date Fair Value, Non-vested ending balance	4.93
Restricted Share Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant-Date Fair Value, Non-vested beginning balance
Weighted Average Grant-Date Fair Value, Granted	5.48
Weighted Average Grant-Date Fair Value, Vested	5.45
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Non-vested ending balance	$ 5.49
Non-Vested [Member] | RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Granted	19,890,515
Weighted Average Grant-Date Fair Value, Granted	$ 4.84
RSUs, Vested	(2,231,743)
Weighted Average Grant-Date Fair Value, Vested	$ 5.83
RSUs, Cancelled/forfeited	(376,057)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 6.42
RSUs Non-vested, ending balance	19,369,894	2,087,179
Weighted Average Grant-Date Fair Value, Non-vested ending balance	$ 4.9	$ 6.74
Non-Vested [Member] | Restricted Share Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Granted	1,010,000
Weighted Average Grant-Date Fair Value, Granted	$ 5.48
RSUs, Vested	(260,000)
Weighted Average Grant-Date Fair Value, Vested	$ 5.45
RSUs, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
RSUs Non-vested, ending balance	750,000
Weighted Average Grant-Date Fair Value, Non-vested ending balance	$ 5.49